Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2019
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Additional Information of Expenses by Nature
31.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets
Recognized in cost of revenue	$235,985.2	$264,804.7	$256,530.9
Recognized in operating expenses	19,746.3	23,292.3	24,856.7
Recognized in other operating income and expenses	64.5	27.9	24.2

	$255,796.0	$288,124.9	$281,411.8

b. Amortization of intangible assets
Recognized in cost of revenue	$2,135.5	$2,073.5	$3,069.9
Recognized in operating expenses	2,211.2	2,347.9	2,402.5

	$4,346.7	$4,421.4	$5,472.4

c. Research and development costs expensed as incurred	$80,732.5	$85,895.6	$91,418.7

d. Employee benefits expenses
Post-employment benefits
Defined contribution plans	$2,369.9	$2,568.9	$2,609.7
Defined benefit plans	271.5	281.8	259.6

	2,641.4	2,850.7	2,869.3
Other employee benefits	101,488.7	105,364.2	107,115.3

	$104,130.1	$108,214.9	$109,984.6

Employee benefits expense summarized by function
Recognized in cost of revenue	$61,026.1	$63,597.7	$64,702.0
Recognized in operating expenses	43,104.0	44,617.2	45,282.6

	$104,130.1	$108,214.9	$109,984.6

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively.
TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period, which amounted to NT$23,019.1 million, NT$23,570.0 million and NT$23,165.7 million for the years ended December 31, 2017, 2018 and 2019, respectively; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate.
TSMC’s profit sharing bonus to employees and compensation to directors in the amounts of NT$23,019.1 million and NT$368.9 million in cash for 2017; respectively, profit sharing bonus to employees and compensation to directors in the amounts of NT$23,570.0 million and NT$349.3 million in cash for 2018, respectively, and profit sharing bonus to employees and compensation to directors in the amounts of NT$23,165.7 million and NT$360.4 million in cash for 2019, respectively, had been approved by the Board of Directors of TSMC held on February 13, 2018 and February 19, 2019 and February 11, 2020, respectively. There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2017, 2018 and 2019, respectively.